Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flow hedges:
Gains/(losses) taken to equity	$ (259)	$ 94	$ 98
(Gains)/losses transferred to the income statement	252	(89)	(90)
Others	(1)
Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	(8)	5	8
Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	(21)	25	7
Others	1	1	12
Income tax (charge)/credit relating to items that will not be reclassified to the income statement	(20)	26	19
Total income tax (charge)/credit relating to components of other comprehensive income	$ (28)	$ 31	$ 27